Fair Value of Assets and Liabilities - Schedule of Servicing Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Servicing Assets
Servicing Assets
Fair value at beginning of period	$ 12,786	$ 14,363
Additions	14,138	9,833
Less: Changes in fair value	(12,213)	(11,410)
Fair Value at end of period	14,711	12,786
Servicing Assets | Prosper Funding LLC
Servicing Assets
Fair value at beginning of period	12,461	13,605
Additions	14,138	9,833
Less: Changes in fair value	(12,001)	(10,977)
Fair Value at end of period	14,598	12,461
Servicing Liabilities
Servicing Liabilities
Fair value at beginning of the period	198	484
Additions	0	9
Less: Changes in fair value	(139)	(295)
Fair value at end of the period	59	198
Servicing Liabilities | Prosper Funding LLC
Servicing Liabilities
Fair value at beginning of the period	198	484
Additions	0	9
Less: Changes in fair value	(139)	(295)
Fair value at end of the period	$ 59	$ 198